Corporate Information - Additional Information (Detail) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) Country Employees Brand	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure Of Corporate Information [line items]
Revenue	$ 31,927	$ 28,632
Anheuser-Busch InBev SA/NV [member]
Disclosure Of Corporate Information [line items]
Number of employees | Employees	137,000
Number of countries where the entity operates | Country	40
Revenue			$ 593,000
Anheuser-Busch InBev SA/NV [member] | Bottom of range [member]
Disclosure Of Corporate Information [line items]
Number of beer brand | Brand	400
Brewing heritage periods	600 years